Class I | DoubleLine Total Return Bond Fund
Fund Summary DoubleLine Total Return Bond Fund
Investment Objective
The Fund's investment objective is to seek to maximize total return.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Class I DoubleLine Total Return Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of shares redeemed within 90 days of purchase)	none
Exchange Fee	none
Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class I DoubleLine Total Return Bond Fund
Management Fees		0.40%
Distribution and/or Service (12b-1) Fees		none
Other Expenses (including any sub-transfer agent accounting or administrative services)		0.13%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.54%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%
[1]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements, since financial statements only include direct costs of the Fund and not the indirect costs of investing in the underlying funds.
[2]	DoubleLine Capital LP (the "Adviser") has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 0.49% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses, except that the Adviser has agreed to bear all legal fees and other related expenses of the Trust and the Trustees related to a claim made by Trust Company of the West, as more fully described in "Legal Proceedings" on page 81 of the Prospectus. This expense limitation will apply until at least July 24, 2012, except that it may be terminated by the Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Fund's expense limitation for the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	Class I DoubleLine Total Return Bond Fund
1 Year	51
3 Years	169
5 Years	298
10 Years	673

Portfolio Turnover

The Fund incurs transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period April 6, 2010 to March 31, 2011, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds. "Bonds" include bonds, debt securities, and other fixed income instruments issued by various governmental or private-sector entities. If the Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody's or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by the Adviser to be of comparable quality.

The Fund may invest in bonds that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as "junk bonds". The Fund may invest up to 33 1/3% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Adviser generally seeks to allocate high yield portfolio holdings broadly among different industries and issuers in an attempt to reduce the impact of negative events for a single industry or issuer. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund's investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security's price to changes in interest rates. "Effective" duration is a measure of the Fund's portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund's investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund's investment portfolio will not exceed these limits.

Portfolio securities may be sold at any time. Sales may occur when the Fund's portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund's investment portfolio.

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

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asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	debt securities risk:

¡	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

¡

interest rate risk: the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

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financial services risk: the risk that an investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market "shock" or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

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inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates, in a manner unanticipated by the Fund's portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risk.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

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leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the Fund's portfolio, and the risk of loss in excess of invested capital.

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liquidity risk: the risk that low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable prices.

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litigation and investigation risk: the risk that pending litigation against the Trust and the Adviser and four employees of the Adviser (including a portfolio manager) or other proceedings could have a material adverse effect on shareholder returns or may be more expensive than anticipated, or impair the Adviser's ability to attract or retain talented personnel or otherwise effectively manage the Fund.

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market risk: the risk that the overall market will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments.

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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

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portfolio management risk: the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers' choice of investments.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

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real estate risk: the risk that real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

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securities or sector selection risk: the risk that the securities held by the Fund will underperform other funds investing in similar asset classes or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities or sectors for investment.

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U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so involve credit risk greater than investments in other types of U.S. Government securities.

Please see "Additional Information About Principal Investment Strategies and Principal Risks — Principal Risks" on page 53 of this Prospectus for a more detailed description of the risks of investing in the Fund.

Performance

Because the Fund commenced operations on April 6, 2010, total return information is not yet available for a full calendar year. Financial information for the Fund from April 6, 2010 through March 31, 2011, including its total return for that period (19.28% for Class I Shares) is available in the "Financial Highlights" section of this Prospectus. The Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund's investment results can be obtained at no charge by calling 877-DLine11 (877-354-6311) or by visiting the Fund's website at www.doublelinefunds.com.